Summary of Financial Information For Closed Block (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Future policyholder benefits	$ 1,602	$ 1,637
Policyholder funds and accumulated dividends	138	138
Policyholder dividends payable	20	21
Policyholder dividend obligation	100	99
Other policy obligations and liabilities	38	35
Total liabilities	1,898	1,930
Assets:
Available-for-sale securities	1,286	1,316
Mortgage loans, net of allowance	223	235
Policy loans	138	146
Other assets	98	71
Total assets	1,745	1,768
Excess of reported liabilities over assets	153	162
Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	7	(53)
Adjustment to policyholder dividend obligation	(7)	53
Total of above representing other than comprehensive income	0	0
Maximum future earnings to be recognized from assets and liabilities	153	162	$ 172	$ 182
Available-for-sale securities:
Fair value	1,286	1,316
Amortized cost	1,212	1,249
Shadow policyholder dividend obligation	(74)	(67)
Net unrealized appreciation	$ 0	$ 0